Significant Accounting Policies (Details) - Schedule of lease payments receivable ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Schedule Of Lease Payments Receivable Abstract
2023	¥ 147,317
2024	53,172
2025	22,646
2026	14,693
2027	11,514
Thereafter	116,615
Total	¥ 365,957